Financial instruments	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classifications and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2023

Financial assets measured at fair value
Forward exchange contracts	22	1,515	—	—	1,515	—	1,515	—	1,515
Interest rate swaps	20-22	1,286	—	—	1,286	—	1,286	—	1,286
		2,801	—	—	2,801

Financial assets not measured at fair value
Non-current receivables	20	—	1,624	—	1,624	—	—	1,535	1,535
Lease receivables	20	—	2,854	—	2,854	—	2,268	—	2,268
Trade and other receivables *	22	—	279,775	—	279,775	—	—	—	—
Cash and cash equivalents	—	—	429,370	—	429,370	—	—	—	—
		—	713,623	—	713,623

Financial liabilities measured at fair value
Interest rate swaps	17	146	—	—	146	—	146	—	146
		146	—	—	146

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	528,359	528,359	—	540,096	—	540,096
Unsecured other notes	16	—	—	201,952	201,952	196,563	—	—	196,563
Other borrowings	16	—	—	163,546	163,546	—	164,261	—	164,261
Lease liabilities	16	—	—	36,856	36,856	—	33,359	—	33,359
Trade and other payables *	17	—	—	106,613	106,613	—	—	—	—
		—	—	1,037,326	1,037,326

		Carrying amount				Fair value
(in thousands of USD)	Note	Fair value - Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2024
Financial assets measured at fair value
Interest rate swaps	20-22	2,408	—	—	2,408	—	2,408	—	2,408
		2,408	—	—	2,408

Financial assets not measured at fair value
Non-current receivables	20	—	62,660	—	62,660	—	—	62,660	62,660
Lease receivables	20	—	2,072	—	2,072	—	1,609	—	1,609
Trade and other receivables *	22	—	239,456	—	239,456	—	—	—	—
Cash and cash equivalents	—	—	343,899	—	343,899	—	—	—	—
		—	648,087	—	648,087

Financial liabilities measured at fair value
Forward exchange contracts	16	299	—	—	299	—	299	—	299
		299	—	—	299

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	1,532,476	1,532,476	—	1,555,592	—	1,555,592
Unsecured bank loans	16	—	—	85,000	85,000	—	85,149	—	85,149
Unsecured other notes	16	—	—	202,284	202,284	197,785	—	—	197,785
Other borrowings	16	—	—	577,173	577,173	—	571,142	—	571,142
Lease liabilities	16	—	—	5,102	5,102	—	4,554	—	4,554
Trade and other payables *	17	—	—	71,649	71,649	—	—	—	—
		—	—	2,473,684	2,473,684

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 22), deferred income and VAT payables (included in other payables) (see Note 17), which are not financial assets (liabilities) are not included.
Measurement of fair values
Valuation techniques and significant unobservable inputs
Level 1 fair value was determined based on the actual trading of the unsecured notes, due in 2026, and the trading price on June 30, 2024. The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable
Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable
Commodity derivatives	Fair value is determined based on the present value of the quoted forward price.	Not applicable

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Non-current receivables (consisting primarily of shareholders' loans)	Discounted cash flow	Discount rate and forecasted cash flows

Lease receivables	Discounted cash flow	Discount rate

Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate

Other financial notes (consisting of unsecured notes)	List price	Not applicable

Transfers between Level 1, 2 and 3
There were no transfers between these levels in 2023 and for the six-month period ended June 30, 2024.
Liquidity risk
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. The sources of financing are diversified and the bulk of the loans are irrevocable, long-term and maturities are spread over different years.
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows December 31, 2023
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	730,311	837,126	217,328	587,681	32,117
Other borrowings	16	163,546	214,641	99,058	40,363	75,220
Lease liabilities	16	36,856	37,732	33,806	3,651	276
Current trade and other payables *	17	106,613	106,613	106,613	—	—
		1,037,326	1,196,112	456,805	631,694	107,613

Derivative financial liabilities
Interest rate swaps	17	146	(9)	(876)	797	70
		146	(9)	(876)	797	70

		Contractual cash flows June 30, 2024
(in thousands of USD)		Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,819,760	2,164,574	649,802	1,214,901	299,870
Other borrowings	16	577,173	810,706	134,888	186,643	489,175
Lease liabilities	16	5,102	5,635	3,075	2,214	346
Current trade and other payables *	17	71,649	71,649	71,649	—	—
		2,473,684	3,052,564	859,414	1,403,758	789,391

Derivative financial liabilities
Interest rate swaps	17	—	719	(148)	860	7
		—	719	(148)	860	7
* Deferred income and VAT payables (included in other payables) (see Note 16), which are not financial liabilities, are not included.
The Group has secured bank loans that contain loan covenants. A future breach of covenant may require the Group to repay the loan earlier than indicated in the above table. As of June 30, 2024 and December 31, 2023, the Group was in compliance with all of the covenants contained in the debt agreements.
The interest payments on variable interest rate loans in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above.